UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments

Common Stocks — 99.0%
Security	Shares	Value

Australia — 8.9%

APA Group	38,093	$305,973

Asx, Ltd.	638	36,214

Atlas Arteria, Ltd.	10,339	57,179

Atlassian Corp. PLC, Class A(1)	2,300	277,817

Aurizon Holdings, Ltd.	7,700	31,325

AusNet Services	95,565	122,072

BHP Group, Ltd.	8,972	219,926

Brambles, Ltd.	17,422	144,028

BWP Trust	8,592	24,565

Caltex Australia, Ltd.	4,560	85,722

Charter Hall Group	4,698	36,606

Charter Hall Long Wale REIT	6,388	25,302

Coca-Cola Amatil, Ltd.	15,577	109,314

Coles Group, Ltd.	14,004	144,925

Commonwealth Bank of Australia	4,049	219,537

Computershare, Ltd.	10,972	119,764

Cromwell Property Group	28,254	25,817

Crown Resorts, Ltd.	4,819	41,398

CSL, Ltd.	3,230	569,631

Dexus	13,975	115,244

Domain Holdings Australia, Ltd.	11,297	24,650

Domino’s Pizza Enterprises, Ltd.(2)	933	32,825

GPT Group (The)	22,015	90,366

GWA Group, Ltd.	11,241	22,547

Hansen Technologies, Ltd.	14,633	34,241

Harvey Norman Holdings, Ltd.(2)	17,000	47,966

Integrated Research, Ltd.	9,777	19,930

IRESS, Ltd.	3,720	32,669

James Hardie Industries PLC CDI	4,004	68,765

JB Hi-Fi, Ltd.	3,464	88,525

Link Administration Holdings, Ltd.	13,718	52,899

Mirvac Group	41,842	92,717

National Australia Bank, Ltd.	5,991	117,598

Newcrest Mining, Ltd.	2,354	51,384

Northern Star Resources, Ltd.	3,606	24,443

Oil Search, Ltd.	19,405	95,769

Orica, Ltd.	4,147	65,538

Qantas Airways, Ltd.	19,011	84,088

REA Group, Ltd.	1,183	88,783

Rio Tinto, Ltd.	2,553	159,647

Santos, Ltd.	13,252	74,125

Scentre Group	51,564	136,240

Shopping Centres Australasia Property Group	20,523	38,069

Sonic Healthcare, Ltd.	1,319	25,978

Spark Infrastructure Group	66,000	92,039

Security	Shares	Value

Australia (continued)

Star Entertainment Group, Ltd. (The)(2)	18,186	$58,968

Suncorp Group, Ltd.	4,024	37,361

Sydney Airport	17,791	107,750

Tabcorp Holdings, Ltd.	14,343	47,528

Technology One, Ltd.	10,774	54,732

Telstra Corp., Ltd.	119,713	288,322

TPG Telecom, Ltd.	9,828	44,296

Transurban Group	15,294	156,640

Vocus Group, Ltd.(1)	18,112	41,525

Washington H. Soul Pattinson & Co., Ltd.	4,310	64,427

Wesfarmers, Ltd.	10,096	277,387

Westpac Banking Corp.	8,556	166,119

Woodside Petroleum, Ltd.	12,096	268,089

Woolworths Group, Ltd.	12,710	327,742

		$6,315,046

Austria — 1.1%

ams AG(1)	2,564	$115,207

ANDRITZ AG	1,561	70,192

CA Immobilien Anlagen AG	1,063	40,960

Erste Group Bank AG	2,269	80,250

IMMOFINANZ AG	2,066	59,399

Lenzing AG	182	19,171

Oesterreichische Post AG	1,473	54,287

OMV AG	1,720	100,554

Rhi Magnesita NV	859	38,714

Telekom Austria AG	8,000	61,987

UNIQA Insurance Group AG	2,006	19,291

Verbund AG	1,581	85,651

Wienerberger AG	1,390	37,649

		$783,312

Belgium — 2.2%

Ackermans & van Haaren NV	184	$28,206

Ageas	1,164	67,129

Anheuser-Busch InBev SA/NV	2,330	188,071

Barco NV	627	136,551

Befimmo SA	1,120	72,401

Bekaert SA	1,080	30,140

bpost SA	3,481	39,782

Cofinimmo SA	488	72,196

Colruyt SA	478	26,589

D’Ieteren SA/NV	637	40,232

Econocom Group SA/NV	10,730	27,980

Elia System Operator SA/NV	938	80,905

Euronav SA	5,526	62,320

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Belgium (continued)

Groupe Bruxelles Lambert SA	459	$46,109

KBC Ancora	539	25,698

Orange Belgium SA	1,916	42,188

Proximus SA	4,820	148,122

Retail Estates NV	566	54,037

Sofina SA	150	33,194

Solvay SA	1,005	109,270

Tessenderlo Group SA(1)	1,340	44,332

UCB SA	2,340	188,601

		$1,564,053

Denmark — 2.2%

ALK-Abello A/S(1)	138	$29,642

Carlsberg A/S, Class B	1,041	146,598

Chr. Hansen Holding A/S	850	65,259

DSV Panalpina A/S	1,752	170,275

ISS A/S	813	21,285

Jyske Bank A/S(1)	949	31,569

Maersk Drilling A/S(1)	483	27,265

Novo Nordisk A/S, Class B	3,886	213,686

Novozymes A/S, Class B	2,980	140,476

Orsted A/S(3)	2,397	210,389

Pandora A/S	2,868	141,123

Ringkjoebing Landbobank A/S	652	45,021

Rockwool International A/S, Class B	97	19,064

Royal Unibrew A/S	1,034	84,829

SimCorp A/S	1,160	103,794

Sydbank A/S	1,310	25,697

Topdanmark A/S	972	43,534

Tryg A/S	1,584	44,275

Vestas Wind Systems A/S	342	27,862

		$1,591,643

Finland — 2.3%

Citycon Oyj(2)	2,400	$25,151

Elisa Oyj	2,351	128,434

Fortum Oyj	7,644	186,801

Huhtamaki Oyj	736	34,081

Kemira Oyj	2,727	44,299

Kesko Oyj, Class B	2,268	151,113

Kone Oyj, Class B	1,663	105,893

Neste Oyj	5,038	182,035

Nokia Oyj	23,544	86,430

Nordea Bank AB	10,249	75,016

Orion Oyj, Class B	3,174	140,813

Sampo Oyj, Class A	1,342	54,995

Security	Shares	Value

Finland (continued)

Tieto Oyj	956	$27,210

Tokmanni Group Corp.	15,729	201,392

UPM-Kymmene Oyj	3,184	103,701

Valmet Oyj	1,377	30,818

Wartsila Oyj Abp	2,646	27,954

		$1,606,136

France — 8.9%

Air Liquide SA	4,818	$640,606

Airbus SE	1,329	190,656

Altarea SCA	208	45,734

Alten SA	634	69,741

Altran Technologies SA	4,941	78,557

Atos SE	1,046	81,177

AXA SA	8,332	220,558

Cie Generale des Etablissements Michelin SCA	484	58,931

CNP Assurances	2,759	54,764

Covivio	1,309	148,243

Danone SA	2,873	238,003

Dassault Systemes SE	1,540	233,890

Devoteam SA(2)	244	20,728

Engie SA	22,570	377,930

EssilorLuxottica SA	1,642	250,724

Eurazeo SE	634	44,240

Eutelsat Communications SA	985	18,685

Gecina SA	1,055	181,111

Getlink SE	2,197	36,802

Hermes International	100	72,035

Ingenico Group SA	754	80,626

Legrand SA	560	43,749

LVMH Moet Hennessy Louis Vuitton SE	650	277,586

Orange SA(2)	31,518	507,266

Pernod-Ricard SA	1,615	298,344

Quadient	1,050	22,487

Renault SA	569	29,053

Sanofi	5,890	542,982

SCOR SE	1,880	79,297

Societe BIC SA	422	29,309

Societe Generale SA	3,005	85,459

Suez	5,207	81,216

Talend SA ADR(1)(2)	500	17,780

Teleperformance	177	40,158

Thales SA	600	58,656

Total SA	10,463	553,160

Unibail-Rodamco-Westfield	1,203	186,071

Veolia Environnement SA	5,261	138,489

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

France (continued)

Vinci SA	1,159	$130,035

Wendel SA	356	50,480

		$6,315,318

Germany — 9.0%

adidas AG	579	$178,984

Allianz SE	1,565	382,208

Aroundtown SA	7,804	65,964

BASF SE	5,529	420,310

Bayer AG	2,172	168,495

Bayerische Motoren Werke AG	1,291	98,858

Beiersdorf AG	2,259	267,261

Continental AG	589	78,891

Delivery Hero SE(1)(3)	754	35,380

Deutsche Boerse AG	570	88,270

Deutsche Lufthansa AG	2,863	49,596

Deutsche Post AG	3,135	111,058

Deutsche Telekom AG	31,693	557,656

Deutsche Wohnen SE	4,814	181,499

E.ON SE	27,081	273,097

Fraport AG Frankfurt Airport Services Worldwide	341	28,502

Fresenius SE & Co. KGaA	2,385	125,583

FUCHS PETROLUB SE, PFC Shares	1,970	83,930

GEA Group AG	1,196	36,528

Gerresheimer AG	1,197	96,532

Henkel AG & Co. KGaA	2,341	225,246

Hochtief AG	235	29,362

Hugo Boss AG	915	38,579

Knorr-Bremse AG	346	34,917

KWS Saat SE and Co. KGaA	425	28,570

Merck KGaA	988	117,835

Metro AG	7,704	125,802

MTU Aero Engines AG	178	47,603

Muenchener Rueckversicherungs-Gesellschaft AG	660	183,374

Puma SE	1,330	100,066

QIAGEN NV(1)	1,735	52,187

RWE AG	11,705	356,704

SAP SE	4,641	614,939

Siemens AG	2,649	305,695

Siemens Healthineers AG(3)	2,235	94,990

Software AG	800	25,449

Symrise AG	1,413	135,799

TAG Immobilien AG	1,340	32,564

Telefonica Deutschland Holding AG(3)	20,469	65,006

TLG Immobilien AG	3,290	96,485

TUI AG	2,680	35,060

Security	Shares	Value

Germany (continued)

Vonovia SE	4,578	$243,801

Zalando SE(1)(3)	1,079	46,782

		$6,365,417

Hong Kong — 4.5%

AIA Group, Ltd.	31,200	$310,696

Alibaba Health Information Technology, Ltd.(1)	120,000	120,779

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	33,000	44,727

BOC Hong Kong Holdings, Ltd.	7,000	24,049

Budweiser Brewing Co., APAC, Ltd.(1)	20,500	74,953

Cafe de Coral Holdings, Ltd.	10,000	27,286

China Youzan, Ltd.(1)	492,000	30,120

Chow Tai Fook Jewellery Group, Ltd.	29,800	26,794

CK Hutchison Holdings, Ltd.	16,500	152,346

CLP Holdings, Ltd.	18,000	186,937

Esprit Holdings, Ltd.(1)	109,900	21,011

First Pacific Co., Ltd.	106,000	40,552

Global Cord Blood Corp.(1)	5,000	24,850

Hang Lung Group, Ltd.	6,000	15,028

Hang Lung Properties, Ltd.	14,000	30,775

Hang Seng Bank, Ltd.	3,700	77,201

Henderson Land Development Co., Ltd.	7,260	36,261

HK Electric Investments & HK Electric Investments, Ltd.	34,000	33,938

HKBN, Ltd.	35,000	62,464

HKT Trust and HKT, Ltd.	109,000	169,567

Hong Kong & China Gas Co., Ltd.	93,170	180,834

Hongkong Land Holdings, Ltd.	8,100	44,496

Hysan Development Co., Ltd.	7,000	27,589

Jardine Matheson Holdings, Ltd.	2,400	136,826

Jardine Strategic Holdings, Ltd.	1,800	58,125

Kerry Properties, Ltd.	10,000	32,337

Li & Fung, Ltd.	286,000	31,277

Link REIT	9,000	98,023

Luk Fook Holdings International, Ltd.	18,000	47,810

MTR Corp., Ltd.	12,500	71,672

Nexteer Automotive Group, Ltd.	48,000	44,737

NOVA Group Holdings, Ltd.(2)	80,000	19,281

NWS Holdings, Ltd.	25,000	37,207

Power Assets Holdings, Ltd.	9,500	67,793

Sands China, Ltd.	24,000	118,215

Shangri-La Asia, Ltd.	48,000	49,268

SJM Holdings, Ltd.	36,000	38,457

Sun Hung Kai Properties, Ltd.	5,000	75,766

SUNeVision Holdings, Ltd.	42,000	31,113

Swire Pacific, Ltd., Class A	4,000	38,129

Tongda Group Holdings, Ltd.	420,000	34,183

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)

Town Health International Medical Group, Ltd.(4)	266,000	$0

Vitasoy International Holdings, Ltd.	38,000	154,520

VSTECS Holdings, Ltd.	60,000	30,577

VTech Holdings, Ltd.	7,100	62,251

Wharf Real Estate Investment Co., Ltd.	10,000	58,817

Yue Yuen Industrial Holdings, Ltd.	22,000	62,000

		$3,161,637

Ireland — 2.2%

AIB Group PLC	17,873	$57,319

Bank of Ireland Group PLC	28,763	138,639

Cairn Homes PLC	18,600	24,114

CRH PLC(1)	6,262	227,998

Dalata Hotel Group PLC	6,009	35,523

Flutter Entertainment PLC(2)	1,971	203,698

Grafton Group PLC	9,729	98,518

Green REIT PLC	26,026	55,361

ICON PLC(1)	1,212	178,043

Irish Residential Properties REIT PLC	42,500	83,227

Kerry Group PLC, Class A	1,947	235,323

Kingspan Group PLC	3,244	168,054

UDG Healthcare PLC	8,000	80,194

		$1,586,011

Israel — 2.2%

Amot Investments, Ltd.	5,499	$38,709

Bank Hapoalim B.M.	3,259	26,084

Bank Leumi Le-Israel B.M.	9,550	69,564

Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	108,031

Check Point Software Technologies, Ltd.(1)	585	65,760

Delta-Galil Industries, Ltd.	2,301	58,321

Elbit Systems, Ltd.	1,014	166,252

Electra, Ltd.	173	61,237

First International Bank of Israel, Ltd.(1)	1,152	31,626

Israel Chemicals, Ltd.	34,547	153,563

Kenon Holdings, Ltd.	2,504	54,835

Melisron, Ltd.	729	44,203

Mellanox Technologies, Ltd.(1)	300	33,810

Mizrahi Tefahot Bank, Ltd.	1,469	36,447

Nice, Ltd.(1)	490	77,293

Oil Refineries, Ltd.	139,185	71,461

Paz Oil Co., Ltd.	650	99,669

Reit 1, Ltd.	7,407	46,859

Sella Capital Real Estate, Ltd.	15,640	43,056

Shufersal, Ltd.	7,005	47,368

Security	Shares	Value

Israel (continued)

Strauss Group, Ltd.	3,028	$91,690

Teva Pharmaceutical Industries, Ltd. ADR(1)	18,817	153,358

		$1,579,196

Italy — 4.4%

Assicurazioni Generali SpA	4,184	$84,841

ASTM SpA	935	29,475

Atlantia SpA	4,194	103,617

Autogrill SpA	2,584	25,547

Bio-On SpA(1)(4)	2,850	16,560

Brunello Cucinelli SpA	1,252	39,242

Cementir Holding NV	6,913	46,499

COSMO Pharmaceuticals NV(1)	417	30,946

Davide Campari-Milano SpA	18,866	173,045

De’Longhi SpA	1,200	22,104

DiaSorin SpA	977	110,158

Enav SpA(3)	5,849	34,062

Enel SpA	38,800	300,714

Eni SpA	21,212	321,807

Ferrari NV	1,054	168,805

IMA Industria Macchine Automatiche SpA	484	32,955

Infrastrutture Wireless Italiane SpA(3)	25,801	264,806

Interpump Group SpA	778	21,327

Intesa Sanpaolo SpA	54,086	135,530

Italgas SpA	7,381	47,517

Italmobiliare SpA	1,360	36,382

Leonardo SpA	4,673	54,289

Mediaset SpA(1)	9,790	29,279

Mediobanca Banca di Credito Finanziario SpA	2,651	31,524

Poste Italiane SpA(3)	5,564	67,583

Prada SpA	6,900	23,721

RAI Way SpA(3)	4,122	25,422

Recordati SpA	2,026	85,141

Reply SpA	996	64,906

Retelit SpA	14,503	27,120

Salvatore Ferragamo SpA	2,265	42,362

Saras SpA	14,538	27,919

Societa Iniziative Autostradali e Servizi SpA	2,080	35,969

STMicroelectronics NV	18,358	416,913

Technogym SpA(3)	2,741	30,241

Terna Rete Elettrica Nazionale SpA	12,961	85,664

Unione di Banche Italiane SpA	9,342	28,458

UnipolSai Assicurazioni SpA	10,716	29,908

		$3,152,358

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan — 13.3%

Activia Properties, Inc.	6	$31,657

Aeon Mall Co., Ltd.	1,800	28,798

Air Water, Inc.	2,000	37,442

Ajinomoto Co., Inc.	2,100	39,926

ANA Holdings, Inc.	1,100	37,772

Asahi Group Holdings, Ltd.	1,200	60,093

Asahi Intecc Co., Ltd.	2,000	55,031

Asahi Kasei Corp.	6,000	66,608

Bandai Namco Holdings, Inc.	1,300	79,936

Bridgestone Corp.	900	37,395

Canon, Inc.	3,000	82,319

Central Japan Railway Co.	200	41,027

Chubu Electric Power Co., Inc.	6,200	93,014

Chugai Pharmaceutical Co., Ltd.	1,500	126,234

Chugoku Electric Power Co., Inc. (The)	4,500	59,948

Citizen Watch Co., Ltd.	8,200	43,596

Daicel Corp.	3,400	30,394

Daido Steel Co., Ltd.	700	30,547

Daiichi Sankyo Co., Ltd.	2,100	138,083

Daikin Industries, Ltd.	500	69,980

Daiwa House REIT Investment Corp.	23	66,971

Daiwa Securities Group, Inc.	7,000	31,464

Dentsu, Inc.	1,000	35,750

East Japan Railway Co.	600	54,469

FamilyMart Co., Ltd.	2,000	49,612

Fast Retailing Co., Ltd.	100	61,669

Frontier Real Estate Investment Corp.	8	35,715

FUJIFILM Holdings Corp.	1,700	74,634

GLP J-REIT	28	36,527

Hankyu Hanshin Holdings, Inc.	1,000	40,017

Hirose Electric Co., Ltd.	315	39,681

Hitachi, Ltd.	1,900	70,913

Hulic Co., Ltd.	4,000	43,427

Inpex Corp.	11,000	101,689

ITOCHU Corp.	3,300	68,996

Iwatani Corp.	1,000	34,677

Japan Airlines Co., Ltd.	900	28,046

Japan Exchange Group, Inc.	2,100	34,668

Japan Hotel REIT Investment Corp.	63	52,255

Japan Post Bank Co., Ltd.	4,800	47,748

Japan Post Holdings Co., Ltd.	5,300	48,650

Japan Prime Realty Investment Corp.	11	52,866

Japan Real Estate Investment Corp.	11	75,084

Japan Retail Fund Investment Corp.	31	72,257

Japan Tobacco, Inc.	3,200	72,329

JFE Holdings, Inc.	4,200	52,532

Security	Shares	Value

Japan (continued)

JXTG Holdings, Inc.	37,400	$174,816

Kajima Corp.	2,000	27,485

Kakaku.com, Inc.	1,900	44,118

Kamigumi Co., Ltd.	1,500	33,917

Kansai Electric Power Co., Inc. (The)	6,700	78,163

Kansai Paint Co., Ltd.	1,400	33,719

Kao Corp.	1,500	120,598

KDDI Corp.	13,200	365,259

Kenedix Office Investment Corp.	6	46,980

Keyence Corp.	300	189,689

Kintetsu Group Holdings Co., Ltd.	800	43,605

Kirin Holdings Co., Ltd.	2,400	50,914

Konica Minolta, Inc.	2,800	20,551

Kuraray Co., Ltd.	2,500	29,743

KYORIN Holdings, Inc.	1,400	24,522

Kyushu Electric Power Co., Inc.	4,800	47,969

Lawson, Inc.	800	44,133

Lion Corp.	2,100	43,948

Makita Corp.	1,000	33,631

Marubeni Corp.	7,000	49,266

Maruichi Steel Tube, Ltd.	1,200	32,770

Medipal Holdings Corp.	1,100	25,132

Megmilk Snow Brand Co., Ltd.	1,400	33,672

MEIJI Holdings Co., Ltd.	500	36,039

Mitsubishi Chemical Holdings Corp.	5,000	38,106

Mitsubishi Corp.	1,300	33,065

Mitsubishi UFJ Financial Group, Inc.	32,000	165,897

Mitsui & Co., Ltd.	3,900	66,978

Mizuho Financial Group, Inc.	67,300	104,482

Mori Hills REIT Investment Corp.	25	41,319

MS&AD Insurance Group Holdings, Inc.	1,800	58,124

Murata Manufacturing Co., Ltd.	1,500	81,672

NEC Corp.	1,500	59,446

NH Foods, Ltd.	1,000	42,016

Nippon Accommodations Fund, Inc.	8	50,338

Nippon Building Fund, Inc.	11	83,453

Nippon Paint Holdings Co., Ltd.	1,200	65,353

Nippon Prologis REIT, Inc.	26	72,625

Nippon Shinyaku Co., Ltd.	300	27,065

Nippon Shokubai Co., Ltd.	600	36,998

Nippon Steel Corp.	4,500	65,680

Nippon Telegraph & Telephone Corp.	3,400	168,786

Nissan Chemical Corp.	900	36,952

Nissan Motor Co., Ltd.	4,100	25,873

Nisshin Seifun Group, Inc.	1,300	25,771

Nissin Foods Holdings Co., Ltd.	400	30,214

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)

Nitori Holdings Co., Ltd.	400	$60,884

Nomura Real Estate Master Fund, Inc.	21	40,143

Nomura Research Institute, Ltd.	3,600	76,430

NTT Data Corp.	4,400	57,776

NTT DoCoMo, Inc.	12,000	328,981

Obic Co., Ltd.	300	37,562

Oji Holdings Corp.	4,300	22,232

Olympus Corp.	5,100	69,392

Ono Pharmaceutical Co., Ltd.	2,500	47,092

Oriental Land Co., Ltd.	700	102,621

ORIX Corp.	3,500	55,002

Orix JREIT, Inc.	11	24,872

Osaka Gas Co., Ltd.	6,100	119,283

Otsuka Holdings Co., Ltd.	2,400	100,056

Pan Pacific International Holdings Corp.	2,000	31,483

Rakuten, Inc.	3,000	28,600

Recruit Holdings Co., Ltd.	2,300	76,438

Resona Holdings, Inc.	7,500	32,614

Ricoh Co., Ltd.	4,000	35,622

Rinnai Corp.	600	44,102

Santen Pharmaceutical Co., Ltd.	1,500	26,570

Seiko Epson Corp.	1,700	24,040

Sekisui House, Ltd.	2,000	43,129

Seven & i Holdings Co., Ltd.	2,200	83,117

Shikoku Electric Power Co., Inc.	2,600	25,775

Shimadzu Corp.	1,200	32,047

Shimano, Inc.	300	49,935

Shin-Etsu Chemical Co., Ltd.	1,300	144,952

Shionogi & Co., Ltd.	1,100	66,025

Sompo Holdings, Inc.	1,600	62,890

Sony Corp.	1,600	97,391

Sony Financial Holdings, Inc.	1,200	25,816

Subaru Corp.	1,100	31,523

Sumitomo Corp.	1,600	25,988

Sumitomo Mitsui Financial Group, Inc.	3,500	124,261

Sumitomo Mitsui Trust Holdings, Inc.	1,500	54,668

Suntory Beverage & Food, Ltd.	900	38,476

Suzuki Motor Corp.	1,000	47,214

Sysmex Corp.	500	32,624

Taiheiyo Cement Corp.	1,500	42,433

Taisho Pharmaceutical Holdings Co., Ltd.	600	42,705

Taiyo Nippon Sanso Corp.	1,300	30,433

Takeda Pharmaceutical Co., Ltd.	3,800	137,306

TEIJIN, Ltd.	1,400	28,054

Terumo Corp.	1,800	58,746

Toho Gas Co., Ltd.	1,500	58,423

Security	Shares	Value

Japan (continued)

Tokio Marine Holdings, Inc.	2,200	$118,944

Tokyo Gas Co., Ltd.	3,800	92,762

Tokyu Corp.	2,000	37,827

Toppan Printing Co., Ltd.	2,000	36,991

Toray Industries, Inc.	9,300	65,724

Toshiba Corp.	1,800	61,553

Toyo Suisan Kaisha, Ltd.	1,000	42,105

Toyobo Co., Ltd.	1,800	24,331

Toyota Motor Corp.	3,200	222,019

Trend Micro, Inc.	600	30,284

Tsuruha Holdings, Inc.	200	22,498

Unicharm Corp.	1,500	50,836

United Urban Investment Corp.	36	72,627

West Japan Railway Co.	400	34,756

Yakult Honsha Co., Ltd.	600	34,386

Yamato Holdings Co., Ltd.	2,000	33,545

Yamato Kogyo Co., Ltd.	1,000	25,942

Yamazaki Baking Co., Ltd.	2,000	34,097

Z Holdings Corp.	11,200	34,482

		$9,484,733

Netherlands — 4.4%

ABN AMRO Bank NV(3)	1,800	$33,552

Accell Group	1,483	36,838

Akzo Nobel NV	2,765	254,915

ASML Holding NV	1,965	515,054

ASR Nederland NV	1,620	59,387

Cimpress NV(1)	241	31,841

Corbion NV	2,072	59,859

Eurocommercial Properties NV	1,255	40,051

GrandVision NV(3)	1,280	39,130

IMCD NV	840	65,591

ING Groep NV	19,984	226,288

InterXion Holding NV(1)	702	61,930

Koninklijke KPN NV	47,300	146,837

Koninklijke Philips NV	7,345	322,255

Koninklijke Vopak NV	1,452	79,766

NN Group NV	1,302	49,680

NXP Semiconductors NV	500	56,840

Prosus NV(1)	3,222	222,186

Randstad NV	1,087	60,325

Signify NV(3)	769	22,532

Unilever NV(2)	10,005	591,362

Wolters Kluwer NV	2,003	147,527

		$3,123,746

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	10,259	$85,174

Auckland International Airport, Ltd.	12,240	72,948

Contact Energy, Ltd.	9,580	45,310

Fisher & Paykel Healthcare Corp., Ltd.	6,665	81,748

Fletcher Building, Ltd.	21,151	62,144

Goodman Property Trust	27,739	37,869

Mercury NZ, Ltd.	13,643	43,385

Precinct Properties New Zealand, Ltd.	27,851	32,478

Pushpay Holdings, Ltd.(1)	12,186	24,541

Restaurant Brands New Zealand, Ltd.(1)	1,138	8,693

SKYCITY Entertainment Group, Ltd.	23,126	57,938

Spark New Zealand, Ltd.	19,416	55,698

Xero, Ltd.(1)	1,765	83,721

Z Energy, Ltd.	22,601	77,611

		$769,258

Norway — 2.2%

Atea ASA	6,274	$79,275

Borregaard ASA	5,977	57,588

DNB ASA	6,391	116,363

Entra ASA(3)	6,540	97,938

Equinor ASA	7,438	138,091

Europris ASA(3)	9,810	26,623

Fjordkraft Holding ASA(3)	4,604	24,978

Gjensidige Forsikring ASA	1,701	31,800

Golar LNG, Ltd.(2)	2,500	34,425

Kongsberg Gruppen ASA	1,873	27,671

Mowi ASA	4,027	98,307

Nordic Nanovector ASA(1)	8,892	20,002

Opera, Ltd. ADR(1)	2,900	29,203

Orkla ASA	11,104	106,730

Scatec Solar ASA(3)	3,300	36,712

Ship Finance International, Ltd.	2,400	34,728

SpareBank 1 SMN	3,485	37,549

SpareBank 1 SR-Bank ASA	2,455	26,159

Telenor ASA	11,588	216,878

Tomra Systems ASA	4,059	109,403

Veidekke ASA	5,744	62,287

Yara International ASA	3,318	129,257

		$1,541,967

Portugal — 1.1%

Altri SGPS SA	9,653	$58,923

Banco Comercial Portugues SA	599,339	135,914

Corticeira Amorim SGPS SA	2,318	24,950

CTT-Correios de Portugal SA	18,519	59,206

Security	Shares	Value

Portugal (continued)

EDP Renovaveis SA	2,527	$28,824

EDP-Energias de Portugal SA	23,100	95,154

Galp Energia SGPS SA, Class B	7,678	122,808

Jeronimo Martins SGPS SA	7,890	132,581

NOS SGPS SA	22,214	132,068

Semapa-Sociedade de Investimento e Gestao	1,523	20,975

		$811,403

Singapore — 2.3%

Ascendas Real Estate Investment Trust	23,500	$54,733

CapitaLand Commercial Trust, Ltd.	20,500	30,873

CapitaLand Mall Trust	15,800	29,480

ComfortDelGro Corp., Ltd.	14,100	23,810

DBS Group Holdings, Ltd.	5,300	101,023

Ezion Holdings, Ltd.(1)(4)	160,000	0

First Resources, Ltd.	21,600	24,255

Flex, Ltd.(1)	14,057	165,170

Genting Singapore, Ltd.	146,700	101,210

Hutchison Port Holdings Trust	187,500	29,044

Jardine Cycle & Carriage, Ltd.	2,600	62,510

Keppel Infrastructure Trust	106,657	41,972

Mapletree Industrial Trust	17,200	32,218

Mapletree Logistics Trust	30,900	38,140

Raffles Medical Group, Ltd.	38,400	28,509

SATS, Ltd.	7,300	27,072

Sembcorp Industries, Ltd.	21,400	35,928

Sheng Siong Group, Ltd.	43,800	37,649

Singapore Airlines, Ltd.	4,000	27,647

Singapore Exchange, Ltd.	7,000	45,959

Singapore Post, Ltd.	26,100	18,402

Singapore Technologies Engineering, Ltd.	19,500	57,122

Singapore Telecommunications, Ltd.	95,100	230,290

Suntec Real Estate Investment Trust	27,000	36,885

United Overseas Bank, Ltd.	4,500	88,593

Venture Corp., Ltd.	7,600	88,157

Wilmar International, Ltd.	60,800	167,168

		$1,623,819

Spain — 4.3%

Aena SME SA(3)	685	$125,740

Almirall SA	2,800	52,590

Amadeus IT Group SA	4,056	300,056

Applus Services SA	2,203	26,622

Banco Bilbao Vizcaya Argentaria SA	14,580	76,790

Banco Santander SA	36,890	148,124

Bankia SA	9,179	17,512

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Spain (continued)

Bankinter SA	3,250	$22,509

CaixaBank SA	13,396	38,414

Cellnex Telecom SA(3)	1,600	69,038

Cia de Distribucion Integral Logista Holdings SA	1,300	27,257

Coca-Cola European Partners PLC	4,700	251,497

Ebro Foods SA	2,380	52,248

Ence Energia y Celulosa SA(2)	5,468	21,592

Endesa SA	1,800	49,023

Faes Farma SA	12,265	70,482

Ferrovial SA	3,459	102,052

Grifols SA	6,503	209,790

Iberdrola SA	25,551	262,639

Industria de Diseno Textil SA(2)	9,271	288,892

Merlin Properties Socimi SA	18,477	271,997

Prosegur Cash SA(3)	10,000	15,637

Prosegur Cia de Seguridad SA	4,500	17,463

Red Electrica Corp. SA	1,244	25,001

Repsol SA	19,251	317,251

Telefonica SA	28,419	218,237

Tubacex SA	12,500	37,098

		$3,115,551

Sweden — 4.4%

Alfa Laval AB	2,000	$46,291

Arjo AB, Class B	8,801	36,298

Assa Abloy AB, Class B	2,883	68,467

Attendo AB(3)	5,579	28,487

Avanza Bank Holding AB	5,229	44,612

Axfood AB	2,453	52,835

BillerudKorsnas AB	5,767	69,360

BioGaia AB, Class B	921	35,092

Bonava AB, Class B	2,000	19,289

Castellum AB	6,400	130,788

Elekta AB, Class B	9,796	136,466

Epiroc AB, Class A(2)	2,897	32,641

Epiroc AB, Class B	2,729	29,723

Essity AB, Class B	7,154	223,496

Fabege AB	7,085	105,811

Fingerprint Cards AB, Class B(1)(2)	20,825	38,739

Granges AB	4,911	47,805

Hennes & Mauritz AB, Class B	8,337	174,739

Hexpol AB	5,839	52,097

Holmen AB, Class B	2,532	74,721

Husqvarna AB, Class B	3,790	29,035

ICA Gruppen AB	1,559	68,988

JM AB	2,031	52,028

Security	Shares	Value

Sweden (continued)

Lundin Petroleum AB	4,713	$156,085

Modern Times Group MTG AB, Class B(1)	3,758	34,851

Mycronic AB	2,681	44,626

NetEnt AB	6,918	19,570

Nibe Industrier AB, Class B	2,889	39,557

Nordic Entertainment Group AB, Class B	1,265	35,958

Nyfosa AB(1)	5,600	37,423

Pandox AB	1,500	30,017

Securitas AB, Class B	1,900	30,423

Skandinaviska Enskilda Banken AB, Class A	10,460	100,325

Skanska AB, Class B	1,238	26,378

Svenska Cellulosa AB SCA, Class B	9,048	92,327

Svenska Handelsbanken AB, Class A	9,558	95,922

Swedbank AB, Class A	6,479	90,792

Swedish Orphan Biovitrum AB(1)	3,766	59,722

Tele2 AB, Class B	4,040	57,833

Telefonaktiebolaget LM Ericsson, Class B	27,249	238,123

Telia Co. AB(2)	50,998	224,336

Trelleborg AB, Class B	1,700	27,490

Volvo AB, Class B	2,772	41,541

Wallenstam AB, Class B	3,540	38,771

		$3,119,878

Switzerland — 9.0%

Adecco Group AG	1,216	$72,287

ALSO Holding AG	375	55,824

Baloise Holding AG	396	73,242

Banque Cantonale Vaudoise	57	44,695

Belimo Holding AG	7	43,908

BKW AG	600	44,285

Cembra Money Bank AG	670	71,050

Cie Financiere Richemont SA	8,503	668,175

Comet Holding AG	287	28,715

DKSH Holding AG	773	36,757

dormakaba Holding AG	68	43,559

Ems-Chemie Holding AG	243	152,239

Flughafen Zurich AG	187	33,696

Forbo Holding AG	69	109,951

Geberit AG	315	160,048

Givaudan SA	117	343,738

Helvetia Holding AG	425	59,699

Implenia AG	883	33,651

Inficon Holding AG	86	61,697

Intershop Holding AG	78	42,903

Kuehne & Nagel International AG	464	74,962

Landis+Gyr Group AG	1,111	103,160

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

Switzerland (continued)

Mobilezone Holding AG	4,644	$50,488

Nestle SA	8,426	901,425

Novartis AG	4,810	420,275

Partners Group Holding AG	131	102,371

PSP Swiss Property AG	1,056	139,777

Roche Holding AG PC	1,423	428,260

Schindler Holding AG	219	51,862

Schindler Holding AG PC	455	111,473

Schweiter Technologies AG, Bearer Shares	26	26,722

SGS SA	46	119,973

SIG Combibloc Group AG	3,912	54,239

Sika AG	1,945	334,358

Sonova Holding AG	129	29,603

Stadler Rail AG(1)	954	46,337

Swiss Life Holding AG	201	100,664

Swiss Prime Site AG	1,328	136,879

Swiss Re AG	1,248	130,901

Swisscom AG	487	249,098

Temenos AG	1,415	202,445

Valiant Holding AG	270	27,424

Valora Holding AG	245	70,167

Zehnder Group AG	691	30,206

Zurich Insurance Group AG	683	267,531

		$6,390,719

United Kingdom — 9.0%

3i Group PLC	1,796	$26,245

Associated British Foods PLC	1,512	43,644

Assura PLC	34,782	33,709

AstraZeneca PLC	4,222	411,718

Auto Trader Group PLC(3)	7,214	52,563

Avast PLC(3)	5,278	28,340

Aviva PLC	5,903	31,817

BAE Systems PLC	8,600	64,240

Barclays PLC	19,449	42,186

Barratt Developments PLC	3,866	31,615

Bellway PLC	608	24,885

Berkeley Group Holdings PLC	552	31,464

BHP Group PLC	7,729	163,936

Big Yellow Group PLC	2,400	35,519

BP PLC	46,348	293,909

BT Group PLC	35,867	95,186

Bunzl PLC	1,400	36,421

Compass Group PLC	5,483	145,980

ConvaTec Group PLC(3)	24,595	62,833

Croda International PLC	1,035	64,575

Security	Shares	Value

United Kingdom (continued)

Derwent London PLC	1,020	$46,940

Diageo PLC	4,200	171,910

Direct Line Insurance Group PLC	9,041	31,876

Elementis PLC	14,188	27,303

Essentra PLC	5,799	28,609

Experian PLC	2,631	82,933

BMO Commercial Property Trust	14,249	21,689

Ferguson PLC	689	58,836

Fresnillo PLC	4,030	37,232

Great Portland Estates PLC	4,065	41,491

Halma PLC	5,460	132,489

Howden Joinery Group PLC	5,263	39,390

HSBC Holdings PLC	24,670	186,385

Imperial Brands PLC	1,796	39,396

Informa PLC	6,492	65,253

Inmarsat PLC	10,117	72,174

InterContinental Hotels Group PLC	671	40,605

Intertek Group PLC	543	37,649

Land Securities Group PLC	6,288	76,591

Lloyds Banking Group PLC	117,231	86,236

London Stock Exchange Group PLC	511	46,051

LondonMetric Property PLC	32,609	97,897

Marks & Spencer Group PLC	10,387	24,470

Meggitt PLC	3,859	31,224

Merlin Entertainments PLC(3)	8,625	50,814

Micro Focus International PLC	6,709	92,082

Mondi PLC	3,379	70,060

Moneysupermarket.com Group PLC	13,551	60,297

National Grid PLC	30,876	361,011

NCC Group PLC	21,199	51,502

Next PLC	582	49,637

Paragon Banking Group PLC	4,937	32,183

Persimmon PLC	1,061	31,296

Phoenix Group Holdings PLC	2,631	24,032

QinetiQ Group PLC	8,311	33,881

Reckitt Benckiser Group PLC	1,454	112,513

RELX PLC	5,362	129,092

Rentokil Initial PLC	5,526	32,522

Rightmove PLC	13,046	101,266

Rio Tinto PLC	3,415	177,791

Royal Dutch Shell PLC, Class A	9,872	286,170

Royal Mail PLC	6,900	18,882

RSA Insurance Group PLC	4,203	28,435

Safestore Holdings PLC	3,803	34,531

Sage Group PLC (The)	15,349	143,054

Segro PLC	8,635	94,461

Severn Trent PLC	3,397	99,319

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Security	Shares	Value

United Kingdom (continued)

Shaftesbury PLC	2,131	$26,113

Smith & Nephew PLC	6,274	134,680

Sophos Group PLC(3)	4,259	31,328

Spirax-Sarco Engineering PLC	358	36,739

Standard Life Aberdeen PLC	8,792	34,567

Tate & Lyle PLC	7,007	61,117

Taylor Wimpey PLC	12,334	26,453

Tritax Big Box REIT PLC	37,589	73,214

Unilever PLC	2,083	124,728

UNITE Group PLC (The)	2,424	35,305

United Utilities Group PLC	9,445	106,649

Victrex PLC	874	24,829

Vodafone Group PLC	98,554	201,121

WH Smith PLC	1,016	28,791

Whitbread PLC	600	31,582

WM Morrison Supermarkets PLC	8,786	22,697

		$6,360,158

Total Common Stocks (identified cost $66,810,192)		$70,361,359

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 2.4%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 1.97% (5)	343,801	$343,801

State Street Navigator Securities Lending Government Money Market Portfolio, 1.75%(6)	1,355,834	1,355,834

Total Short-Term Investments (identified cost $1,699,635)		$1,699,635

Total Investments — 101.4% (identified cost $68,509,827)		$72,060,994

Other Assets, Less Liabilities — (1.4)%		$(1,007,425)

Net Assets — 100.0%		$71,053,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at October 31, 2019. The aggregate market value of securities on loan at October 31, 2019 was $1,933,519.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $1,620,906 or 2.3% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 9).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

(6)	Represents investment of cash collateral received in connection with securities lending.

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Portfolio of Investments — continued

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Euro	38.5%	$27,327,998

Japanese Yen	13.4	9,484,733

British Pound Sterling	9.3	6,612,644

Swiss Franc	9.2	6,536,872

Australian Dollar	8.6	6,120,950

United States Dollar	4.8	3,385,178

Swedish Krona	4.5	3,194,894

Hong Kong Dollar	4.1	2,921,061

Danish Krone	2.2	1,591,643

Norwegian Krone	2.0	1,443,611

Singapore Dollar	2.0	1,429,605

Israeli Shekel	1.9	1,326,268

New Zealand Dollar	1.0	685,537

Total Investments	101.4%	$72,060,994

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	10.7%	$7,600,148

Financials	10.6	7,575,569

Consumer Staples	10.5	7,463,806

Consumer Discretionary	9.9	7,027,948

Information Technology	9.5	6,793,857

Health Care	9.5	6,740,544

Materials	9.1	6,465,525

Communication Services	8.4	5,958,951

Real Estate	8.1	5,739,566

Utilities	7.2	5,109,097

Energy	5.5	3,886,348

Short-Term Investments	2.4	1,699,635

Total Investments	101.4%	$72,060,994

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Statement of Assets and Liabilities

Assets	October 31, 2019

Unaffiliated investments, at value including $1,933,519 of securities on loan (identified cost, $68,166,026)	$71,717,193

Affiliated investment, at value (identified cost, $343,801)	343,801

Foreign currency, at value (identified cost, $54,701)	54,782

Dividends receivable	123,968

Dividends receivable from affiliated investment	358

Receivable for investments sold	6,890,318

Securities lending income receivable	1,509

Tax reclaims receivable	279,755

Total assets	$79,411,684

Liabilities

Collateral for securities loaned	$1,355,834

Payable for investments purchased	6,899,893

Payable to affiliates:

Investment adviser fee	29,561

Trustees’ fees	327

Accrued expenses	72,500

Total liabilities	$8,358,115

Net Assets applicable to investors’ interest in Portfolio	$71,053,569

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Statement of Operations

Investment Income	Year Ended October 31, 2019

Dividends (net of foreign taxes, $318,887)	$2,224,252

Dividends from affiliated investment	4,175

Securities lending income, net	2,577

Total investment income	$2,231,004

Expenses

Investment adviser fee	$341,403

Trustees’ fees and expenses	4,033

Custodian fee	68,967

Legal and accounting services	54,323

Miscellaneous	33,961

Total expenses	$502,687

Net investment income	$1,728,317

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $2,128)	$3,994,374

Investment transactions — affiliated investment	(27)

Foreign currency transactions	(10,941)

Net realized gain	$3,983,406

Change in unrealized appreciation (depreciation) —

Investments	$1,665,670

Investments — affiliated investment	24

Foreign currency	12,559

Net change in unrealized appreciation (depreciation)	$1,678,253

Net realized and unrealized gain	$5,661,659

Net increase in net assets from operations	$7,389,976

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$1,728,317	$1,416,578

Net realized gain (loss)	3,983,406	(211,552)

Net change in unrealized appreciation (depreciation)	1,678,253	(5,289,631)

Net increase (decrease) in net assets from operations	$7,389,976	$(4,084,605)

Capital transactions —

Contributions	$4,518,129	$5,441,279

Withdrawals	(8,896,244)	(8,995,378)

Net decrease in net assets from capital transactions	$(4,378,115)	$(3,554,099)

Net increase (decrease) in net assets	$3,011,861	$(7,638,704)

Net Assets

At beginning of year	$68,041,708	$75,680,412

At end of year	$71,053,569	$68,041,708

31	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.74%	0.71%	0.68%	0.97%	0.92%

Net investment income	2.53%	1.90%	2.30%	2.19%	2.06%

Portfolio Turnover	37%	30%	26%	14%	11%

Total Return	11.59%	(5.77)%	22.05%	0.74%	0.31%

Net assets, end of year (000’s omitted)	$71,054	$68,042	$75,680	$65,395	$71,918

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

32	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

October 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2019, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 52.0% and 48.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

33

Tax-Managed International Equity Portfolio

October 31, 2019

Notes to Financial Statements — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2019, the Portfolio’s investment adviser fee amounted to $341,403 or 0.50% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,887,814 and $27,310,924, respectively, for the year ended October 31, 2019.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,855,743

Gross unrealized appreciation	$8,801,041

Gross unrealized depreciation	(5,595,790)

Net unrealized appreciation	$3,205,251

34

Tax-Managed International Equity Portfolio

October 31, 2019

Notes to Financial Statements — continued

5  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At October 31, 2019, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $1,933,519 and $2,029,920, respectively. Collateral received was comprised of cash of $1,355,834 and U.S. government and/or agencies securities of $674,086. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time. The carrying amount of the liability for collateral for securities loaned at October 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2019.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2019.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

35

Tax-Managed International Equity Portfolio

October 31, 2019

Notes to Financial Statements — continued

8  Investments in Affiliated Funds

At October 31, 2019, the value of the Portfolio’s investment in affiliated funds was $343,801, which represents 0.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC, 1.97%	$349,200	$6,463,709	$(6,469,105)	$(27)	$24	$343,801	$4,175	343,801

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$542,790	$20,811,703		$0	$21,354,493

Developed Europe	964,972	46,446,138		16,560	47,427,670

Developed Middle East	252,928	1,326,268		—	1,579,196

Total Common Stocks	$1,760,690	$68,584,109	**	$16,560	$70,361,359

Rights	$—	$—		$0	$0

Warrants	—	—		0	0

Short-Term Investments	1,355,834	343,801		—	1,699,635

Total Investments	$3,116,524	$68,927,910		$16,560	$72,060,994

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2019 is not presented.

36

Tax-Managed International Equity Portfolio

October 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

Parametric

Tax-Managed International Equity Fund

October 31, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 159 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 159 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Parametric

Tax-Managed International Equity Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

39

Parametric

Tax-Managed International Equity Fund

October 31, 2019

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/18	10/31/19
Audit Fees	$35,590	$36,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$16,438	$16,685
All Other Fees(3)	$0	$0

Total	$52,028	$52,785

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2018 and October 31, 2019; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/18	10/31/19
Registrant	$16,438	$16,685
Eaton Vance(1)	$126,485	$59,903

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2019

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 23, 2019